SIGNIFICANT ACCOUNTING POLICIES - Software Costs (Details) - Capitalized software - Maximum	12 Months Ended
Dec. 31, 2016
Cost of sales
Intangible assets
Amortization period	3 years
SG&A expense
Intangible assets
Amortization period	3 years